Financial Instruments / Risk Management - Schedule of Net Debt of Liabilities (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Instruments [Line Items]
Issuance of warrants				SFr (294)
Fair value (gain)/loss on warrant liability	SFr 200	SFr (1,400)	SFr 12,145	SFr 1,699
Exercise of public and private warrants			SFr 16,886